Wade Fund, Inc.
                  Audited Financial Statements
                       December 31, 2002

                        Wade Fund, Inc.

                             Index

                       December 31, 2002


Independent Auditor's Report.........................................Page 3

Financial Highlights......................................................4

Statement of Assets and Liabilities.......................................5

Statement of Sources of Net Assets........................................5

Statement of Operations...................................................6

Statement of Realized Gain on Investments.................................6

Statement of Unrealized Appreciation on Investments.......................6

Statement of Changes in Net Assets........................................7

Schedule of Investments ..................................................8

Notes to Financial Statements ............................................9

                              -2-
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To the Shareholders and Board of Directors
Wade Fund, Inc.
Memphis, Tennessee

                  Independent Auditor's Report

We have audited the statements of assets and liabilities and sources of net assets of Wade Fund, Inc., including the schedule of investments as of December 31, 2002, and the related statements of operations, realized gain on investments, unrealized appreciation on investments and changes in net assets for the year then ended, and supplementary information (Page 4 and Note 5) for the five years then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion. Securities owned as investments at December 31, 2002, were held by the Trust Department of the First Tennessee Bank under a custodial agreement, and were verified by direct confirmation.

In our opinion, the financial statements and schedule referred to above present fairly, in all material respects, the financial position of Wade Fund, Inc., as of December 31, 2002, and the results of its operations and the changes in its net assets for the year then ended, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the supplementary information (Page 4 and Note 5) for the five years ended December 31, 2002, is fairly stated in all material respects in relation to the financial statements taken as a whole.




January 10, 2003
                              -3-
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

                                             Wade Fund, Inc.

                                          Financial Highlights

                    For the Years Ended December 31, 2002, 2001, 2000, 1999 and 1998

                                        December 31,  December 31,  December 31,  December 31,  December 31,
                                           1998          1999          2000         2001           2002
                                        ------------  ------------  ------------  ------------  ------------
Per Share Income and Capital
   Changes (for a share outstanding
   throughout the year ending:)

   Net asset value, beginning of year       $38.88      $39.11        $43.62        $41.70        $38.50

   Income from Investment Operations
      Net investment income (loss)            0.03        0.16          0.41          0.16         (0.21)
      Net realized and unrealized gains
        (losses on securities)                1.90        7.72         (0.18)        (1.59)        (5.76)
                                         ----------   ---------    -----------    ---------     ---------
                                              1.93        7.88          0.23         (1.43)        (5.97)
                                         ----------   ---------    -----------    ---------     ---------

   Less Distributions
      Dividends from net income               0.03        0.15          0.47          0.17           -
      Distributions from realized gains
        on securities                         1.67        3.22          1.68          1.60         0.65
                                         ----------   ---------    -----------    ---------     ---------
                                              1.70        3.37          2.15          1.77         0.65
                                         ----------   ---------    -----------    ---------     ---------

   Net asset value, end of year             $39.11      $43.62        $41.70        $38.50       $31.88
                                         ==========   =========    ===========    =========     =========

   Total return                               5.16%      20.15%         0.77%        -3.44%      -15.52%


Supplemental Data

   Net assets, end of year                $729,828    $879,384      $851,331      $799,776     $667,117

   Ratio of expenses to average
      net assets                              2.71%       2.20%         2.23%         2.22%        2.56%

   Ratio of net investment income (loss)
      to average net assets                   0.06%       0.37%         1.04%        43.00%       -0.63%

   Portfolio turnover rate                    0.00%       0.00%         0.00%         3.92%        0.00%

   Number of shares outstanding,
     end of period                          18,659      20,161        20,417        20,775       20,929


Note: Complete financial statements will be found elsewhere in this report. The above information is a condensation of certain pertinent information. See the report of the independent public accountant and the accompanying notes to the financial statements.

                                                   -4-
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                   Wade Fund, Inc.

         Statement of Assets and Liabilities

                  December 31, 2002

Assets

Investments at closing market quotations:
  Common stock (cost $88,367.20)                                 $322,020.00
  Money market mutual fund (cost $342,191.70)                     342,191.70
Cash on demand deposit                                              1,236.74
Dividends receivable                                                  786.50
Interest receivable                                                   324.04
Prepaid expenses                                                    1,881.07
                                                                 ------------
    Total assets                                                  668,440.05
                                                                 ------------
Liabilities

Accrued expenses                                                      600.00
State franchise taxes payable                                         722.60
                                                                 ------------
    Total liabilities                                               1,322.60
                                                                 ------------
Net assets applicable to 20,929 shares of
  outstanding capital stock                                      $667,117.45
                                                                 ============
Net asset value per share of outstanding capital stock                $31.88
                                                                 ============
Offering and redemption price per share                               $31.88
                                                                 ============

          Statement of Sources of Net Assets

                  December 31, 2002

Capital
  Excess of amounts received from sale of capital
    shares over amounts paid out in redeeming shares:
         Authorized 100,000 shares, no par value,
         outstanding 20,929 shares                               $426,774.58
Accumulated net realized gain on investment
  (computed on identified cost basis)            $1,702,674.06
Accumulated distributions on net realized gain    1,696,716.31      5,957.75
Unrealized appreciation on investments           --------------   233,652.81
                                                                 ------------
    Total capital                                                 666,385.14

Undistributed net income                                              732.31
                                                                 ------------
Net assets applicable to 20,929 shares of
    outstanding capital stock                                    $667,117.45
                                                                 ============
See notes to financial statements.
                              -5-
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
                    Wade Fund, Inc.

                Statement of Operations

          For the Year Ended December 31, 2002


Income
  Dividends                                                        $8,950.96
  Interest                                                          5,159.43
                                                                -------------
                                                                   14,110.39
                                                                -------------
Expenses
  Advisory fee                                                      5,407.62
  Legal fee                                                         4,652.05
  Accounting fee                                                    4,305.00
  Custodial fee                                                     2,145.00
  Other expenses                                                    1,215.33
  Taxes, including federal, state and local                         1,020.00
                                                                -------------
                                                                   18,745.00
                                                                -------------
    Net investment loss                                           $(4,634.61)
                                                                =============
    Ratio of total expenses to total investment loss                  404.46%


Statement of Realized Gain on Investments

For The Year Ended December 31, 2002

Realized gain from security transactions
  Proceeds from sale                                              $48,950.44
  Cost of securities sold (identified cost basis)                  35,447.16
    Net gain on investments (gain on average cost               -------------
      basis $35,447.16)                                           $13,503.28
                                                                =============

  Statement of Unrealized Appreciation on Investments

          For The Year Ended December 31, 2002

Balance at January 1, 2002                                        366,628.96
Balance at December 31, 2002                                      233,652.81
                                                                -------------
    Decrease in unrealized appreciation                         $(132,976.15)
                                                                =============
See notes to financial statements.

                              -6-

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                  Wade Fund, Inc.

         Statement of Changes in Net Assets

       For the Year Ended  December 31, 2002


Net Assets
  Net assets at January 1, 2002, including
  $5,366.92 in undistributed net income                          $799,776.10

Income (Expenses)
  Net loss per statement of income and expenses      $(4,634.61)

    Decrease in balance of undistributed net income                (4,634.61)

Realized Gain or Loss on Investments
  Net gain from sale of investments                   13,503.28
  Distribution to shareholders of $.65 a share       (13,505.70)
                                                    ------------

    Decrease in undistributed net realized gain                        (2.42)


Decrease in unrealized appreciation of investments               (132,976.15)

Capital Stock Issued
  (exclusive of equalization debits and credits)
    Amounts received from subscriptions to 154
         shares of capital stock                       4,954.53
             Increase in capital stock                              4,954.53
                                                                 ------------
Net assets at December 31, 2002, including
  $732.31 in undistributed net income                            $667,117.45
                                                                 ============
See notes to financial statements.
                              -7-

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                Wade Fund, Inc.
            Schedule of Investments
               December 31, 2002
                                             Number of               Market
                                              Shares     Cost         Value
                                             ---------   -----     ----------
Common Stocks - 48.27%
  Aluminum - 5.12%
    Alcoa, Inc.                                1,500   $3,458.98   $34,170.00
                                                     -----------   ----------
  Retail (Auto Parts) - 5.30%
    AutoZone, Inc. (B)                           500   14,457.50    35,325.00
                                                     -----------   ----------
  Bank and Finance - 13.48%
    J. P. Morgan Chase and Co.                 1,500    1,486.37    36,000.00
    First Tennessee National Corporation       1,500   14,237.51    53,910.00
                                                     -----------   ----------
                                                       15,723.88    89,910.00
                                                     -----------   ----------
  Insurance - 4.68%
    SAFECO Corporation                           900    1,080.71    31,203.00
                                                     -----------   ----------
  Paper Products - 5.24%
    International Paper Company                1,000   24,828.25    34,970.00
                                                     -----------   ----------
  Petroleum Services - 3.79%
    Schlumberger, Ltd.                           600    9,871.50    25,254.00
                                                     -----------   ----------
  Pharmaceutical - 2.78%
    Bristol Myers Squibb                         800   11,366.61    18,520.00
                                                     -----------   ----------
  Railroads - 3.39%
    CSX Corporation                              800    6,909.18    22,648.00
                                                     -----------   ----------
  Semiconductors - 4.49%
    Texas Instruments, Inc.                    2,000      670.59    30,020.00
                                                     -----------   ----------
    Total common stock                                 88,367.20   322,020.00
                                                     -----------   ----------
Money Market Mutual Funds - 51.29%
  First Funds U.S. Government Portfolio   342,191.70  342,191.70   342,191.70
                                                     -----------   ----------
    Total money market funds                          342,191.70   342,191.70
                                                     -----------   ----------
    Total investments                             (A)$430,558.90   664,211.70
                                                     ===========
  Other assets less liabilities - .44%                               2,905.75
                                                                  -----------
    Net assets - 100%                                             $667,117.45
                                                                  ===========
(A) Represents the aggregate cost of investments for federal income tax purposes

(B)  Non-income producing
                              -8-
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                        Wade Fund, Inc.

                 Notes to Financial Statements

                       December 31, 2002

1. Significant Accounting Policies

Income Taxes

Since it is the policy of the Fund to qualify each year as a regulated investment company under Section 851 of the Internal Revenue Code and to distribute all, or substantially all, of its taxable income, including realized net gain on investments, it is not expected that federal income tax will ordinarily constitute a major item of expense. Therefore, no provision is made for such tax on unrealized appreciation on investments. However, on the accrual basis of accounting, provision for federal income tax and state franchise and excise tax on net income and on net realized gain on investments is made when applicable.

Equalization

The Company follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares equivalent, on a per share basis, to the amount of distributable net investment income on the date of the transaction is credited or charged to undistributed net income. As a result, undistributed investment income per share is unaffected by sales or redemptions of fund shares.

Investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price. During the year ended December 31, 2002, proceeds of securities sold were $48,950.44.

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital Stock

The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, nondiversified management company with 100,000 shares of no par value common capital stock authorized.
                              -9-
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3. Dividends and Distributions

On December 13, 2002, the Board of Directors declared a dividend distribution from net realized gains from security transaction of $.65 per share. The dividends were paid December 20, 2002 to stockholders of record December 12, 2002.

4.  Investment Advisory Fee

Advisory service fee is paid at the annual rate of three-fourths of one percent on the net value of investment assets and is paid at the end of each quarter at the rate of three-sixteenths of one percent of the net value of such assets on the last day of the quarter on which the New York Stock Exchange is open. Maury Wade, Jr., who is president and director of the Fund, received $5,407.62 for his services as investment advisor.

5. Supplementary Information

Net asset values and dividends declared per share, for the five years ended December 31, 2002 are as follows:

                                Dividends Declared
                               --------------------
                                             From
                    Net        From        Realized
    Year Ended     Asset        Net        Capital
   December 31,    Value       Income       Gains

      1998         39.11        .03          1.67
      1999         43.62        .15          3.22
      2000         41.70        .47          1.68
      2001         38.50        .17          1.60
      2002         31.88        .00           .65

                              -10-
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(This information is not part of the accountant's report)

6.  Management Information


                                 Term of                                  Shares Owned Bene-
                                 Office &         Occupation              ficially, Directly,
Name &                           Length of        During Past             or Indirectly, on    Other
Address           Age  Position  Time Served      5 Years                 February 7, 2002     Directorships
----------------- ---  ------------------------   ----------------------- -------------------- --------------
L. P. Brown, III  91   Director  1yr/Since 1961   Owner, L.P. Brown                600         None
P.O. Box 11514                                    Enterprises
Memphis, TN 38111

David DelBrocco   48   Director  1yr/Since1995     DelBrocco and Associates        223         None
4735 Spottswood                                   Certified Public Accountants
Memphis, TN 38117

Charles G. Wade*  61   Secretary/1yr/Since1986     United States Air Force        1476         None
 285 Shadow Grove       Treasurer                  Retired
Memphis, TN 38018

Maury Wade, Jr.*  66   President  1yr/Since 1973   Investment Adviser             2636         None
5100 Poplar Ave
Memphis, TN 38137


   * Denotes an "interested person" of the Fund as defined in the Investment Company Act of 1940.
     Charles G. Wade is the brother of Maury Wade, Jr.   The term of office for the President and
     Secretary /Treasurer is one year.




The Statement of Additional Information includes additional information about Fund directors and is available, to shareholders without charge, upon request, by calling (collect) 901-682-4613.

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